Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Revolving line of credit	$—	$ 1,000
Paycheck Protection Program loan	—	784
Total debt	—	1,784
Less: short-term debt	—	(1,000)
Long-term debt	$—	$ 784